Note 10 - Income Tax - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ (13,550)	$ (11,840)	$ (41,277)	$ (17,818)	$ (32,068)	$ (96,537)	$ (21,381)
Provision for income tax	$ 4,069	$ 2,983	$ 6,193	$ 5,126	$ 4,573	$ (232)	$ 148
Effective tax rate	(30.00%)	(25.20%)	(15.00%)	(28.80%)